Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2019	Mar. 31, 2018
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	¥ 2,687	¥ 2,355
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	2,687	2,355
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Long-term borrowings	[1]	12	18
Total Liabilities	[1]	12	18
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	290	315
Deposits with stock exchanges and other segregated cash	[1]	285	289
Loans receivable	[1],[2]	1,941	1,946
Securities purchased under agreements to resell	[1]	13,162	9,849
Securities borrowed	[1]	4,111	6,383
Total Assets	[1]	19,789	18,782
Liabilities:
Short-term borrowings	[1]	811	726
Deposits received at banks	[1]	1,393	1,151
Securities sold under agreements to repurchase	[1]	15,037	14,756
Securities loaned	[1]	1,230	1,524
Long-term borrowings	[1]	7,353	6,939
Total Liabilities	[1]	25,824	25,096
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	600	515
Securities purchased under agreements to resell	[1]	33	5
Securities borrowed	[1]
Total Assets	[1]	633	520
Liabilities:
Short-term borrowings	[1]	30	17
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]		3
Securities loaned	[1]
Long-term borrowings	[1]	566	460
Total Liabilities	[1]	596	480
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	2,687	2,355
Time deposits	[1]	290	315
Deposits with stock exchanges and other segregated cash	[1]	285	289
Loans receivable	[1],[2]	2,542	2,461
Securities purchased under agreements to resell	[1]	13,195	9,854
Securities borrowed	[1]	4,112	6,384
Total Assets	[1]	23,111	21,658
Liabilities:
Short-term borrowings	[1]	841	743
Deposits received at banks	[1]	1,393	1,151
Securities sold under agreements to repurchase	[1]	15,037	14,759
Securities loaned	[1]	1,230	1,524
Long-term borrowings	[1]	7,916	7,383
Total Liabilities	[1]	26,417	25,560
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	2,687	2,355
Time deposits	[1]	290	315
Deposits with stock exchanges and other segregated cash	[1]	285	289
Loans receivable	[1],[2]	2,541	2,461
Securities purchased under agreements to resell	[1]	13,195	9,854
Securities borrowed	[1]	4,111	6,383
Total Assets	[1]	23,109	21,657
Liabilities:
Short-term borrowings	[1]	841	743
Deposits received at banks	[1]	1,393	1,151
Securities sold under agreements to repurchase	[1]	15,037	14,759
Securities loaned	[1]	1,230	1,524
Long-term borrowings	[1]	7,931	7,417
Total Liabilities	[1]	¥ 26,432	¥ 25,594

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.